Goodwill and Identifiable Intangible Assets - Schedule of Activity Related to In Process Research and Development Projects (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Finite-lived Intangible Assets [Roll Forward]
Ending balance	$ 1,439.6	$ 1,300.0
In Process Research and Development [Member]
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	25.4	15.7
Completed	6.5	10.4
Abandoned	3.2	0.1
Ending balance	$ 15.7	$ 5.2